Summary Of Significant Accounting Policies (Narrative) (Details)	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Intangible asset usefll life	1 year
Computers
Property, Plant and Equipment [Line Items]
Depreciation rate on declining balance	0.55